TAXES - Reconciliation (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of effective income tax rate
Statutory income tax rate	25.00%	25.00%
Effect of tax holiday and preferential tax rate	(8.60%)	(7.90%)
Effect of tax rates in foreign jurisditions	0.00%	1.80%
Effect of credit loss	0.80%	1.60%
Effect of non-deductible expense	0.00%	0.20%
Research and development tax credit	(0.60%)	(1.00%)
Change in valuation allowance	(0.70%)	(1.20%)
Effective income tax rate	15.90%	18.40%